LEASE (Tables)	12 Months Ended
Dec. 31, 2020
LEASE
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2019	2020
Right-of-use assets	$1,519	$683

Lease liabilities - current	$902	$1,002
Lease liabilities - non-current	535	3
Total lease liabilities	$1,437	$1,005

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	0.77
Weighted average discount rate	7.5%

Summary of lease expenses

	For the year ended December 31,
	2019	2020
Operating lease cost	$1,031	$989
Short-term lease cost	154	32
Total	$1,185	$1,021

Schedule of maturities of lease liabilities

2021	$1,017
2022	20
Total lease payments	1,037
Less: imputed interest	(32)
Present value of lease liabilities	$1,005